Subsequent Events	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Jun. 30, 2011
Notes to Financial Statements
Subsequent Events	Not Applicable.

Note 9: Subsequent Events

 In August 2011, final installment payments were received in relation to the sale of land contract interests.  The Company recognized $412,600 as revenue and the carrying value of the underlying properties of approximately $433,000 was recorded as a cost of sale (see Note 4: Investment in Real Estate Assets).